Fair Value Measurements - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total			$ 9,604,222			$ 1,100,757
Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities			379,500			85,388
Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities			293,900			66,128
Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities			22,770			5,123
Convertible Promissory Note [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible promissory note			8,908,052			944,118
Cash and marketable securities held in trust [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash and marketable securities held in trust			8,330,835			10,873,406
NorthView Acquisition Corp [Member] | Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	$ 3,795,000		379,500			85,388
NorthView Acquisition Corp [Member] | Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	2,939,000	$ 440,850	293,900	$ 404,113	$ 279,205	66,128	$ 377,857
NorthView Acquisition Corp [Member] | Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	227,700	$ 34,155	22,770	$ 31,308	$ 21,632	5,123	$ 29,274
NorthView Acquisition Corp [Member] | Convertible Promissory Note [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible promissory note	10,288,111		8,908,052
Total			9,604,222
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total						85,388
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities						85,388
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Convertible Promissory Note [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible promissory note
Total
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total			379,500
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	3,795,000		379,500
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Convertible Promissory Note [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible promissory note
Total			379,500
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total			9,224,722			1,015,369
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	2,939,000		293,900			66,128
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	227,700		22,770			5,123
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Convertible Promissory Note [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible promissory note	10,288,111		8,908,052			944,118
Total			9,224,722
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash and marketable securities held in trust	1,935,561		8,330,835
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash and marketable securities held in trust	1,274,549		8,330,835			10,873,406
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash and marketable securities held in trust
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash and marketable securities held in trust